SUPPLEMENTARY PENSION PLANS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	8 years 14 days
2025	R$ 269,765
2026	274,300
2027	278,241
2028	281,622
2029	284,459
After 2030	R$ 1,438,390
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	9 years 10 months 20 days
2025	R$ 60,069
2026	62,716
2027	66,421
2028	70,101
2029	74,179
After 2030	R$ 432,287